Subsequent Events	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
16.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the issuance of these financial statements, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:
Business Combination
On July 17, 2021, the Company consummated the previously announced Business Combination with Empower, Ltd., a special purpose acquisition company. The Company is considered the accounting acquirer under FASB’s ASC Topic 805, Business Combinations. See Note 1 for additional detail.
In connection with the Business Combination, on July 17, 2021, our stockholders approved the 2021 Omnibus Incentive Plan (the “2021 Plan”). On July 16, 2021, the Company granted 1,394,008 options to purchase shares of the Company’s common stock to key employees. On September 23, 2021, the Company granted 658,891 RSUs to key employees and directors.
Financing
On November 18, 2021, the Company entered into a new credit facility, which consists of a seven-year $600,000 first-lien term loan, a five-year $125,000 revolving credit facility, and a $100,000 delayed draw term loan. Proceeds from the new credit facility were used repay in full the obligations outstanding under the Company’s credit facility existing at December 31, 2020. As of December 31, 2021, there was $655,000 outstanding under the new credit facility.
Acquisitions
The Company completed eight acquisitions during 2021 for an aggregate purchase price of $120,000. These acquisitions were accounted for as business combinations and were funded with borrowings from the new credit facility and cash on hand.

Empower Ltd [Member]
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 12. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than what is described below and the restatement discussed in Note 2.
On July 16, 2021, the Company completed the Business Combination pursuant to the Merger Agreement as described in Note 1.